Organization and principal activities - Consolidated assets and liabilities information of the Group's VIE and VIE's subsidiaries (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	¥ 130,735	$ 18,029	¥ 143,934
Restricted cash	13,782	1,901	38,811
Short-term investments			2,000
Accounts receivable, net	380,536	52,478	470,997
Prepayments and other assets, net	277,109	38,214	191,996
Inventories	12,650	1,745	11,157
Total current assets	814,812	112,367	858,895
Property, equipment and software, net	3,723	513	3,037
Equity method investments, net	149,196	20,575	206,086
Long-term equity investment, net	3,000	414	6,000
Operating lease right-of-use assets	1,362	188	2,207
Total non-current assets	157,735	21,753	217,784
Total assets	972,547	134,120	1,076,679
Short-term bank borrowings			72,500
Accounts payable	534,823	73,755	659,215
Customers' refundable fees	31,517	4,346	30,747
Accrued expenses and other payables	120,252	16,584	181,140
Income tax payables	1,021	141	4,876
Operating lease liabilities-current	465	64	1,243
Total current liabilities	688,078	94,890	949,721
Non-current liabilities
Income tax payables	31,681	4,369	30,772
Operating lease liabilities	779	107	792
Total non-current liabilities	32,460	4,476	31,564
Total liabilities	720,538	$ 99,366	981,285
VIE
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	39,002		56,850
Restricted cash	13,782		38,811
Short-term investments			2,000
Accounts receivable, net	376,194		466,269
Amounts due from related parties	565,714		600,557
Prepayments and other assets, net	121,627		188,144
Inventories	12,650		11,157
Total current assets	1,128,969		1,363,788
Property, equipment and software, net	3,723		3,036
Equity method investments, net	149,196		204,850
Long-term equity investment, net	3,000		6,000
Operating lease right-of-use assets	1,346		2,032
Total non-current assets	157,265		215,918
Total assets	1,286,234		1,579,706
Short-term bank borrowings	0		72,500
Accounts payable	514,564		638,295
Customers' refundable fees	31,517		30,747
Current instalments of long-term loans from a related party	1,162,000
Amounts due to related parties	125,354		183,076
Accrued expenses and other payables	86,989		145,088
Income tax payables	463		2,468
Operating lease liabilities-current	465		1,096
Total current liabilities	1,921,352		1,073,270
Non-current liabilities
Income tax payables	27,669		27,429
Operating lease liabilities	779		791
Long-term loans from a related party excluding current installments	190,000		1,352,000
Total non-current liabilities	218,448		1,380,220
Total liabilities	¥ 2,139,800		¥ 2,453,490